Financial risk - Interest on non-performing loans and restructured financial assets (Details) $ in Millions	12 Months Ended
Sep. 30, 2018 AUD ($)
Past due receivables
Interest received	$ 11
Interest forgone	31
Australia
Past due receivables
Interest received	3
Interest forgone	31
Overseas
Past due receivables
Interest received	$ 8